TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Operating and capital loss carryforwards	$ 22,332	$ 26,731
Research and development	9,161	2,602
Employee benefits	1,629	1,368
Intangible assets	179	282
Other temporary differences mainly relating to reserve and allowances	2,336	1,607
Deferred tax asset before valuation allowance	35,637	32,590
Valuation allowance	(30,256)	(27,652)
Deferred tax asset net of valuation allowance	5,381	4,938
Deferred tax liability:
Intangible assets	3,423	3,493
Other temporary differences mainly relating to reserve and allowances	1,958	1,025
Net deferred tax asset	$ 0	$ 420